INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [Abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	Years Ended December 31,
	2024	2023	2022

Net loss for the year	$(4,159,197)	$(21,266,945)	$(2,928,742)
Expected income tax recovery based on statutory rate	(1,102,000)	(5,636,000)	(776,000)
Adjustment to expected income tax benefit
Permanent differences	(805,000)	5,043,000	145,000
Other	(7,000)	1,000	(32,000)
Change in unrecognized deferred tax asset	1,914,000	592,000	663,000
Income tax provision (recovery)	$-	$-	$-

Disclosure of deferred taxes [Table Text Block]
	Years Ended December 31,
	2024	2023	2022

Non-capital losses carried forward	$24,960,000	$23,074,000	$20,707,000
Fixed assets - Canada	186,000	215,837	$209,842
Other - Canada	156,000	453,000	$383,000
Capital loss carry-forward - Canada	3,650,000	3,971,000	$3,877,000
Lease - Canada	-	-	$-
Exploration and evaluation properties - Congo	58,035,332	53,662,069	53,770,259
Total	$86,987,332	$81,375,906	$78,947,101

Disclosure of detailed information about non-capital losses available [Table Text Block]
2026	$261,000
2027	135,000
2028	196,000
2029	674,000
2030	1,520,000
2031	2,593,000
2032	2,187,000
2033	1,946,000
2034	870,000
2035	560,000
2036	612,000
2037	541,000
2038	675,000
2039	1,032,000
2040	2,449,000
2041	2,089,000
2042	2,367,000
2043	2,230,000
2044	1,886,000
$24,823,000